Series A Convertible Preferred Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Series Convertible Preferred Stock Warrants
Note 11 - Series A Convertible Preferred Stock Warrants

Exercise of Preferred Stock Warrants, Related Parties

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company's CEO at $0.001 per share for total proceeds of $1,000.

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company's Chairman of the Board at $0.001 per share for total proceeds of $1,000.

Series A Convertible Preferred Stock Warrants Granted

No series A preferred stock warrants were granted during the years ended December 31, 2015 and 2014.

Series A Preferred Stock Warrants Cancelled

No series A preferred stock warrants were cancelled during the years ended December 31, 2015 and 2014.

Series A Preferred Stock Warrants Expired

No series A preferred stock warrants were expired during the years ended December 31, 2015 and 2014.

Series A Preferred Stock Warrants Exercised

No series A preferred stock warrants were exercised during the years ended December 31, 2015 and 2014.

The following is a summary of information about the Series A Preferred Stock Warrants outstanding at December 31, 2015.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable

	Underlying	Weighted Average	Weighted	Shares	Weighted
Range of	Shares	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.001	2,000,000	4.5 years	$0.001	2,000,000	$0.001

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2015	2014

Average risk-free interest rates	N/A	N/A
Average expected life (in years)	N/A	N/A

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company's series A preferred stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion the existing models do not necessarily provide a reliable single measure of the fair value of its series A preferred stock warrants. During the years ended December 31, 2015 and 2014 there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

There were no series A preferred stock warrants granted during the years ended December 31, 2015 and 2014.

The following is a summary of activity of outstanding series A preferred stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2013	2,000,000	$0.001
Warrants expired	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, December 31, 2014	2,000,000	$0.001
Warrants expired	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, December 31, 2015	2,000,000	$0.001

Exercisable, December 31, 2015	2,000,000	$0.001